Cover	Oct. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2021
Entity File Number	333-207889
Entity Registrant Name	GROWGENERATION CORP
Entity Central Index Key	0001604868
Entity Tax Identification Number	46-5008129
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	5619 DTC Parkway
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(800)
Local Phone Number	935-8420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GRWG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false